SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Receivables [Abstract]
Accounts receivable	$ 535,562	$ 213,772
Less: allowance for expected credit loss	(43,839)
Total Accounts receivable	$ 491,723	$ 213,772